Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of subsidiaries
	Principal activities	Percentage of ownership	Date of incorporation	Place of incorporation
Epicquest Education Group International Limited (the “Company”) (formerly Elite Education International Co. Ltd.)	Investment holding	—	December 13, 2017	BVI
Quest Holdings International LLC (“QHI”)	Foreign education programs and student dormitory services	100%	December 19, 2012	Ohio, US
Quest International Education Center LLC (“QIE”) (formerly Miami International Education Center LLC)	Collection of tuition payments from oversea students	100%	January 23, 2017	Ohio, US
Highrim Holding International Limited (“HHI”)	Investing holding	100%	July 9, 2021	BC, Canada
Richmond Institute of Language Inc. (“RIL”)	Academic services for college and university applications	80%	April 18, 2008	BC, Canada
Ameri-Can Education Group Corp. (“AEGC”)	Education services	70%	November 17, 2019	Ohio, US
Student Up Center, LLC (“SUPC”)	Student education assistance	100%	April 27, 2022	Ohio, US

Schedule of foreign currency translation
September 30, 2022
Year-end spot rate	US$1=CAD$ 1.3752
Average rate	US$1=CAD$ 1.2841*

Schedule of property and equipment
Category	Depreciation years	Estimated residual value
Buildings	33 to 39	$Nil
Machinery & equipment	3	$Nil
Vehicles	5	$Nil
Furniture and fixtures	7	$Nil
Software	5	$Nil

Schedule of estimated useful lives
Asset	Basis	Rate / term
University relationship	Straight-line	10 years
Education license/certificate	Straight-line	5 years
In-process course curriculum	Straight-line	5 years